FORWARD PURCHASE AGREEMENT (Details)		2 Months Ended	9 Months Ended	12 Months Ended
	Aug. 02, 2024 USD ($) D $ / shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares
FORWARD PURCHASE AGREEMENT
Forward purchase agreement at business combination			$ 27,530,000
Gain on forward purchase assets			$ 1,443,000
Shares sold under prepayment shortfall method | shares		760,661	760,661
Amount received by sale of shares		$ 800,000
Amount of forward purchase agreement		2,196,000	$ 2,196,000
Meteora | Forward Purchase Agreement Liability
FORWARD PURCHASE AGREEMENT
Number of shares to be issued | shares				6,600,000
Estimated redemption price per share | $ / shares				$ 10.19
Percentage of prepayment shortfall			1.00%
Minimum VWAP per share | $ / shares	$ 2		$ 7.5
Threshold trading days			20 days
Threshold trading day period			30 days
Documented fees and expenses			$ 575,000
Prepayment amount			37,000,000
Amount of additional consideration			$ 500,000
Percentage of reduction in prepayment shortfall	0.50%
Maximum number of days to provide written notice to request additional prepayment shortfall	45 days
Amount of additional shortfall request	$ 300,000
Recovery of an outstanding prepayment shortfall (as percentage)	120.00%
Number of trading days prior to as additional shortfall request | D	10
Number of times the value of current shares is greater than additional shortfall request | D	7
Number of trading days prior to the average daily value in additional shortfall request | D	10
Number of times the average daily value of shares is greater than additional shortfall request | D	7
Meteora | Forward Purchase Agreement Liability | Minimum
FORWARD PURCHASE AGREEMENT
VWAP Triggered price per share | $ / shares			$ 5
Meteora | Forward Purchase Agreement Liability | Maximum
FORWARD PURCHASE AGREEMENT
Amount of indebtedness		$ 25,000,000	$ 25,000,000
Meteora | Forward Purchase Agreement Liability | Class A common stock
FORWARD PURCHASE AGREEMENT
Number of shares purchased from redeeming stockholders | shares			3,288,466